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                          VAN KAMPEN SERIES FUND INC.,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN EQUITY GROWTH FUND

                     SUPPLEMENT DATED JULY 20, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                            DATED OCTOBER 29, 2004,
                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,
                        JUNE 1, 2005, JUNE 6, 2005, AND
                                 JULY 13, 2005,
                                    AND THE
                           CLASS I SHARES PROSPECTUS

                            DATED OCTOBER 29, 2004,
  AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005, JUNE 1, 2005, AND JULY 13, 2005

     Each Prospectus is hereby supplemented as follows:

     The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's U.S. Growth team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Dennis P. Lynch, a Managing Director of the Adviser, David S. Cohen, a Managing Director of the Adviser, Sam Chainani, an Executive Director of the Adviser, and Alexander Norton, a Vice President of the Adviser.

Mr. Lynch has worked for the Adviser since 1997 and joined the team managing the Fund in June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and joined the team managing the Fund in June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and joined the team managing the Fund in June 2004. Prior to June 2004, Mr. Chainani was a strategy specialist for the Adviser. Mr. Norton has worked for the Adviser since 1999 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for the Adviser.
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Mr. Lynch is the lead manager of the Fund and Messrs. Cohen, Chainani and Norton are co-portfolio managers. All team members are responsible for the day-to-day management of the Fund and Mr. Lynch is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    EQGSPT  7/05